Leases - Components of Net Investment in Sales-Type and Direct Financing Leases (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Capital Leases Net Investment In Direct Financing And Sales Type Leases [Abstract]
Accumulated Allowance for uncollectible minimum lease payments	$ 68	$ 80